Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
LEASES
Hydro One has operating lease contracts for buildings used in administrative and service-related functions. These leases have typical terms of between three and five years with renewal options of additional three- to five-year terms at prevailing market rates at the time of extension. All leases include a clause to enable upward revision of the rental charge on an annual basis or on renewal according to prevailing market conditions or pre-established rents. There are no restrictions placed upon Hydro One by entering into these leases. Renewal options are included in the lease term when their exercise is reasonably certain. Other information related to the Company's operating leases was as follows:

Year ended December 31 (millions of dollars)	2019
Lease expense	9
Lease payments made	6

December 31	2019
Weighted-average remaining lease term[1] (years)	8
Weighted-average discount rate	2.7%
[1] Includes renewal options that are reasonably certain to be exercised
At December 31, 2019, future minimum operating lease payments were as follows:

December 31 (millions of dollars)	2019
2020	10
2021	11
2022	10
2023	9
2024	9
Thereafter	33
Total undiscounted minimum lease payments[1]	82
Less: discounting minimum lease payments to present value	(9)
Total discounted minimum lease payments	73
[1] Excludes committed amounts of $6 million for leases that have not yet commenced
At December 31, 2018, future minimum operating lease payments were as follows:

December 31 (millions of dollars)	2018
2019	6
2020	10
2021	4
2022	1
2023	1
Thereafter	3
Total undiscounted minimum lease payments	25
Hydro One presents its ROU assets and lease obligations on the Consolidated Balance Sheet as follows:

December 31 (millions of dollars)	2019
Other long-term assets (Note 13)	71
Accounts payable and other current liabilities (Note 14)	8
Other long-term liabilities (Note 15)	66